UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file
number 811-3888

          Combined Penny Stock Fund, Inc.

-------------------------------------------------
 Exact name of registrant as specified in charter)


6180 Lehman Drive #103, Colorado Springs, CO 80918
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 (Address of principal executive offices) (Zip code)


John R Overturf
6180 Lehman Dr #103

Colorado Springs, CO 80918

------------------------------------
(Name and address of agent for service)

Registrant's telephone number including area code:(719)593-2111
                                                  -----------------------

Date of fiscal year end: 09/30
                       --------------------
Date of reporting period: 03/31/99
                       -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS



                                          Combined Penny Stock Fund, Inc.




                                              1999 Semi-Annual Report

 Corporate Information

Officers and Directors

John R. Overturf, Jr., President and Director
Dr. A. Leonard Nacht, Secretary and Director
Jeffrey J. Kormos, Director
Brian Power, Director

Stock Transfer Agent
American Securities Transfer, Inc.
938 Quail Street, Suite 101

Lakewood, CO  80215

Corporate Headquarters
Combined Penny Stock Fund, Inc.
6180 Lehman Drive, Suite 103
Colorado Springs, CO  80918

Independent Auditors
Stockman Kast Ryan & Company, P.C.
102 North Cascade Avenue, Suite 450
Colorado Springs, CO  80903

Custodian of Portfolio Securities
US Bank

Counsel

Brenman, Key & Bromberg, P.C.
Mellon Financial Center
1775 Sherman Street, Suite 1001

Denver, CO  80203

                                                         2

The Company

Combined Penny Stock Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a closed-end investment company.

Shares of the Fund are bought and sold over-the-counter on the Bulletin Board under the symbol "PENY". All, or nearly all, capital gains and dividends are reinvested in the Fund.

To Our Shareholders

The past six months have been an exciting time for The Combined Penny Stock Fund, Inc. We have seen several of our positions increase substantially in value and we have been able to sell these positions at a nice profit. The large cap market and the internets continue to do very well, however, the small-cap and micro-cap issues have not responded in the same fashion.

We continue to hold a number of positions in companies that we consider to be turn around opportunities and are hopeful that upward movement in the small-cap and micro-cap markets will allow us to post additional gains.

It seems that interest rates may be heading upward at this time. As this happens, we feel that some money may run out of the potentially overvalued internet and large cap sectors and into the small cap and value stock sectors. This transfer of funds should have a positive effect on our Fund in the future.

As always, the Board of Directors has authorized the repurchase of up to five percent (5%) of the outstanding stock for this fiscal year. To date we have purchased 650,000 shares at or below NAV which has been beneficial to the current shareholders.

Sincerely,

John R. Overturf, Jr.
President
Combined Penny Stock Fund, Inc.
May 15, 1999

                                                                               3

Statement of Investments in Unaffiliated Issuers as of March 31, 1999
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Units,
Shares or

Warrants                                                              Value (a)
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                          Common Stocks - 31.09%

                          Communications - 4.82%

  6,061  Redwood Broadcasting, Inc.                                   $  59,095
  5,682  Voice It Worldwide, Inc. - units                                 2,131
         Group Subtotal:                                              $  61,226


                     Data Processing\Computer - 1.58%

 10,000  Syscomm International Corporation                            $  20,000
  7,500  Prism Software Corporation                                          75
         Group Subtotal:                                              $  20,075


                          Entertainment - 10.26%

 38,333  J2 Communications, Inc.                                      $  73,072
 41,210  Global Casino's, Inc.                                           43,786
  5,000  Team Communications, Inc.                                       13,125
 13,000  The Southshore Corporation                                         403
 15,000  Global Casino's, Inc. - wts (b)                                      0
         Group Subtotal:                                              $ 130,386


                          Manufacturing - 4.58%

 15,000  Guardian Technologies, Inc.                                  $  23,438
 36,500  Veritec Technologies, Inc.                                      13,688
 10,000  Training Devices, Inc. (b)                                      12,500
 10,000  Luxor Industrial Corporation                                     6,621
135,000  Cable & CO Worldwide, Inc.                                       1,080
 10,000  Grip Technologies, Inc.                                            800
         Group Subtotal:                                               $ 58,127









                                                                               4

Statement of Investments in Unaffiliated Issuers as of March 31, 1999
-------------------------------------------------------------------------------

Units,
Shares or

Warrants                                                              Value (a)
-------------------------------------------------------------------------------


                       Common Stocks - 31.09% (Continued)

                       Medical Services & Research - 3.14%

 24,500   Healthwatch, Inc.                                         $    30,625
 25,000   MicroSure, Inc.                                                 5,000
  2,500   Siga Pharmaceuticals, Inc.                                      2,812
 65,000   Organic Solutions, Inc.                                         1,495
          Group Subtotal:                                           $    39,932


                                  Mining - .31%

 19,500   Globex Mining Enterprises, Inc.                            $    2,840
    247   Harmony Gold Mining, Ltd.                                       1,158
    800   Exprofuels, Inc.                                                    0
          Group Subtotal:                                            $    3,998

                                Oil & Gas - 3.87%

 42,500   The Exploration Company                                    $   49,140


                                 Retail - 2.53%

 27,000   Premium Cigars International, Ltd                           $  20,250
 10,000   White Wing Labs, Inc.                                           5,000
115,000   Premier Concepts, Inc. - wts                                    3,594
  1,855   Premier Concepts, Inc.                                          1,855
117,000   Optimax Industries, Inc.                                        1,404
          Group Subtotal:                                             $  32,103


 TOTAL COMMON STOCKS (Cost $1,182,584)                                $ 394,987








                                                                               5

Statement of Investments in Unaffiliated Issuers as of March 31, 1999
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Principal                                                             Value (a)
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                            Notes Receivable - 22.08%

 60,000  Global Casinos, Inc., 12% per annum due April 30, 1999
         (cost $60,000)                                             $    60,000
 75,000  Sea Ranch Lodge & Village, LLC, 12% per annum due
         April 30, 1999 (cost $75,000)                                   75,000
145,500  Andaman Investments, Inc., 8% per annum due
         April 7, 1999 (cost $145,500)                                  145,500
                                                                   $     280,500

Total Investments in Securities, Notes Receivable, Restricted Stock, & Other
Investments of Unaffiliated Issuers (Cost $1,463,084)                $  675,487




         (a) See Note 1 of notes to financial statements.

         (b) Restricted security, see Note 2 of notes to financial statements.
         (c) See Note 3 of notes to financial statements.

Total Investments in Securities of Unaffiliated Issuers

(cost $1,463,084)                                        53.17%      $  675,487
Other Assets, Net of Liabilities                         46.83%         594,921
Total Net Assets                                        100.00%      $1,270,408



                        See notes to financial statements

                                                                               6

Assets and Liabilities as of March 31, 1999
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Assets
Investments:

Investments in securities of unaffiliated issuers
 (identified cost $1,463,084)                                     $     675,487

Cash and Equivalents                                                    573,937
Investment Securities Sold                                               24,504
Other Assets                                                              4,945

Total Assets                                                          1,278,873
Liabilities
Payables:
Accounts Payable                                                          1,121
Investment Securities purchased                                           7,344

Total Liabilities                                                         8,465

Net Assets                                                          $ 1,270,408

Net Asset Value per Share                                           $      .023

Capital Stock and Accumulated Loss as of March 31, 1999
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Common Stock, $.001 par value, 100,000,000
Shares authorized, 53,911,000 issued and outstanding             $       53,911
Additional paid-in capital                                            6,004,953

Accumulated loss:

Net investment loss                                                  (2,987,981)
Accumulated net realized loss                                        (1,012,878)
Net unrealized depreciation of investments                             (787,597)
Total accumulated loss                                               (4,788,456)

Total Capital Stock and Accumulated Loss                            $ 1,270,408

                        See notes to financial statements

                                                                               7

Statement of Operations for the Six Months Ended March 31, 1999
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Investment Loss:

Interest income (unaffiliated)                                       $   20,265
Total income                                                             20,265

Expenses:

Salaries                                                                 25,836
Accounting service and office expenses                                   22,664
Other professional fees                                                   9,917
Custodian fees                                                            1,316
Reports to shareholders                                                   5,006
Rent                                                                      1,000
Telephone                                                                 1,058
Transfer fees                                                             3,990
Other                                                                     1,504
Total expenses                                                           72,291
Net Investment Loss                                                     (52,026)
Realized Gain and Unrealized Appreciation on Investments:
Net realized gain from investment transactions                          129,691
Net change in unrealized appreciation of investments                     87,433
Net Realized Gain and Unrealized Appreciation on Investments            217,124
Net Increase in Net Assets from Operations                          $   165,098

Statement of Changes in Net Assets for the Years Ended September 30, 1998 and 1997 and for the Six Months Ended March 31, 1999

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                                For the Unaudited

                                  Six Months Ended        1998             1997
                                 March 31, 1999

From Operations:

Net investments loss                    $ (52,026)     $ (92,762)    $  (58,350)
Net realized gain from investment
transactions                              129,691        107,951        211,212
Net unrealized appreciation (depreciation)
of investments                             87,433       (785,587)        (3,170)
Net increase/(decrease) in net assets
from operations                           165,098       (770,398)       149,692
From Capital Stock Transactions:
Purchase of treasury stock                (11,325)       (68,800)             0
Net Assets - beginning of period        1,116,635      1,955,833      1,806,141
Net Assets - end of period            $ 1,270,408    $ 1,116,635    $ 1,955,833

                        See notes to financial statements

                                                                               8

Financial Highlights

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                                For the                     For the Years Ended
                                Unaudited Six                   September 30...
                                  Months Ended

                                March 31, 1999    1998     1997    1996    1995
Per Share:

Income from Investments            $ .000      $  .001   $ .001  $ .001    $  -
Expenses                            (.001)       (.002)   (.002)  (.004)  (.003)
Net Investment Loss                 (.001)       (.001)   (.001)  (.003)  (.003)
Net Realized Gain and change in
unrealized appreciation/
(depreciation) of investments        .004        (.013)    .004    .005    .009
Net increase/(decrease) in net
asset value                          .003        (.014)    .003    .002    .006
Net Asset Value:
Beginning of year                    .020         .034     .031    .029    .023
End of Year                        $ .023      $  .020    $.034  $ .031  $ .029
Total investment return\
(loss) (1)                         15.00%     (41.18%)    9.68%   6.90%  26.09%


Ratios:

Expenses to average net assets      6.23%       8.23%     7.87%  12.39%  13.75%
Net investment loss to average
 net assets                         4.48%       6.09%     3.33%   9.02%  11.85%
Portfolio turnover rate (2)        20.24%      67.13%    96.88% 514.76% 861.87%


(1) Based on the change in net asset value considering there has been no distributions during the period presented. The fund does not believe that a presentation based on changes in the market value of the Fund's common stock is appropriate considering the limited market for the Fund's stock.

(2) The lesser of purchases or sales of portfolio securities for a period divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the six months ended March 31, 1999 were $169,744 and $674,085, respectively.

                        See notes to financial statements

                                                                               9

Notes to Financial Statements

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1. Summary of Significant Accounting Policies Combined Penny Stock Fund, Inc. (the Fund) was incorporated September 7, 1983 and is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company. The Fund invests in a broad range of small, speculative stocks traded in the over-the-counter market and is being managed by the President of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Valuation - Investments in securities traded on national exchanges and NASDAQ are valued at last reported sales prices. Investments in securities traded in the over-the-counter market on the Electronic Bulletin Board or Pink sheets are valued at the quoted bid as obtained from NASDAQ or at the quoted bid prices from the brokers that make markets in such securities, on the last business day of the period. Investments in restricted securities are valued at their fair value as determined in good faith under procedures established by and under the direction of the Fund's Board of Directors.

Federal Income Taxes - The Fund has not elected to be treated for Federal tax purposes as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Consequently, investment income and realized capital gains are taxed to the Fund at tax rates applicable to corporations.

The Fund accounts for income in accordance with the Statement of Financial Accounting Standards (SFAS) No 109, "Accounting for Income Taxes." Under SAFS No. 109, a current or deferred income tax liability or asset is recognized for timing differences which exist in the recognition of certain income and expense items for financial statement reporting purposes in periods different than for income tax reporting purposes. The provision for income taxes is based on the amount of current and deferred income taxes payable or refundable at the date of the financial statements as measured by the provisions of current tax laws.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on a first-in, first-out basis.

All of the Fund's equity securities as of March 31, 1999, are non-income producing securities.

Use of Estimates - The preparation of the Funds financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. Restricted Securities Restricted securities are those securities which have been acquired from an issuer without registration under the Securities Act of 1933. Restricted securities generally cannot be sold by the Fund except pursuant to an effective registration or in compliance with Rule 144 of the Securities Act of 1933. Valuations for such securities, as well as certain thinly-traded securities and notes receivable, have been determined in good faith by the Fund's Board of Directors. The following schedule provides certain information with respect to restricted securities held by the Fund as of March 31, 1999. These securities comprised 1% of the Fund's net assets at such time.

Description                       Date of Acquisition      Cost           Value
Global Casinos, Inc. - warrants   July 7, 1997         $      0        $      0
Training Devices, Inc.            February 20, 1997      12,500          12,500
Total                                                  $ 12,500        $ 12,500

The Fund has no right to require registration of the above restricted securities.

As of March 31, 1999, investments in short-term corporate notes and notes receivable comprised approximately 21.93% of the value of its total assets.

                                                                              10

3. Investments in Securities of Affiliated Issuers At March 31, 1999, the Fund did not hold either a direct or indirect ownership of 5% or more of the voting securities of any issuer.

4. Unrealized Gains and Losses At March 31, 1999, the net unrealized depreciation of investments of $787,597 was comprised of gross appreciation of $50,840 for those investments having an excess of value over cost and gross depreciation of $838,437 for those investments having an excess of cost over value.

5. Income Taxes There was no income tax provision during the year ended September 30, 1998 as the accumulated loss related deferred tax asset of $492,000 continues to be fully reserved. The deferred tax assets and related valuation allowance decreased $6,000 during the year ended September 30, 1998 due to the utilization of operating loss carryovers. Accumulated net investment loss carryovers for income tax purposes total $1,153,000 at March 31, 1999, and will expire in varying amounts through 2008.

6. Purchase and Retirement of Treasury Stock During the period ended March 31, 1999, the Fund purchased 650,000 shares of its common stock at a cost of $11,325 for the purpose of reducing the number of outstanding shares.

7. Subsequent Event

 On April 7, 1999, Andaman Investments, Inc. paid in full the
$145,500 note receivable and $3,896 in accrued interest due the Fund.







                      End of notes to financial statements

                                                                              11

                                                         BULK RATE
                                                       U.S. POSTAGE
                                                           PAID
                                                       Co. Spgs., CO
                                                      Permit No. 440

Combined Penny Stock Fund, Inc.
6180 Lehman Drive, Suite 103
Colorado Springs, Colorado  80918

                                                            12

ITEM 2. CODE OF ETHICS. Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable

ITEM 4.PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS.
                      Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS. Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

ITEM 10. CONTROLS AND PROCEDURES. (a) Based on an evaluation of the registrant's disclosure controls and procedures within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis. (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Combined Penny Stock Fund, Inc. By By * /s/ John R Overturf

                      John R Overturf, President Date 11/15/04
---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By * /s/ John R Overturf

                 John R Overturf, President Date 11/15/04
---------------------------------------------------------------------------






Fund Directors

                                   Business Experience
                                   and Directorships

Name, Age and Address  Position    During the Past 5 Years

---------------------  --------    -----------------------

John R. Overturf*(41)  President,  Mr. Overturf serves as President
6180 Lehman Dr 103     since       of the Combined Penny Stock Fund,
Colorado Springs,      August 1996 Inc., a closed-end stock fund, a
Colorado 80918         Director    position he has since August 1996.
                       From March  From September 1993 until September
                                  1996   1996, Mr. Overturf served as Vice-
                                   President of the Rockies Fund, Inc.
                                   A closed-end stock market fund. Mr.
                                   Overturf serves as the President
                                   Of R.O.I., Inc., a private
                                   Investment company, a position he
                                   Has held since 1993.  From June 1984
                                   until February 1992, Mr. Overturf
                                   served as Vice-President of Colorado
                                   National Bank.  Mr. Overturf holds a
                                   Bachelor of Science degree in
                                   Finance from the University of
                                   Northern Colorado.  Mr. Overturf
                                   also is a director of BioSource
                                   International, Inc. a California
                                   Corporation.

A. Leonard Nacht*(73) Secretary From April 1990 to October 1991, P.O. Box 1679 since April Dr. Nacht was Secretary of Redwood Edwards, CO 81632 1990 MicroCap Fund, Inc. ("RWCF"). From

                       Director    1957 to 1994, Dr. Nacht was in the
                       since       private practice of denistry.  Dr.
                       February    Nacht is currently retired as a
                       1990        dentist.  Dr. Nacht has a DDS degree
                                   from the University of Washington
                                   and is a member of the American and
                                   Colorado Dental Asociations.


Jeffrey J. Kormos (61) Director    From August, 2001 until present, Mr.
8751 N 51st Ave 115    since       Kormos has been employed as an
Glendale, Az 85302     July 1997   account executive with Samco
                                   Financial Services, Inc.  From
                                   August 1994 to August 2002, he was
                                   employed as an account executive
                                   with Yee, Desmond, Schroeder & Allen
                                   Inc., an NASD member stockbrokerage
                                   firm.  From March 1993 to August
                                   1994, he was employed as an account
                                   executive with G. R. Stuart &
                                   Company, Inc.  From December 1992 to
                                   March 1993, Mr. Kormos was employed
                                   as an account executive with
                                   Financial Securities Network, Inc.,
                                   and from April 1987 to December 1992
                                   he was employed as an account
                                   executive with Affiliated Securities


Rolf L. Lichtenberg (53)Director   Mr. Lichtenberg joined the Portland
956 SE Ankeny St. #1    since      staff of Cascadia Revolving Fund in
Portland, OR  97214     August     October 2000.  Cascadia is a private
                        2002       non-profit community development financial
                                   institution making loans and providing
                                   technical assistance to small businesses unable to access credit from traditional sources. From 1998 to the summer of 2000 He worked in the Mortgage Loan Department of Vectra Bank of Colorado in Colorado Springs.
                                   His background consists of seventeen years of banking knowledge including 12 years as a commercial lender, loan department head and branch manager. Mr. Lichtenberg's lending background began at Security Pacific Bank's
                                   Los Angeles headquarters and continued at banks in Washington DC, Canada and Colorado.
                                   He also spent five years as a small business owner/manager in Colorado and several years as an account executive in the securities industry. Mr. Lichtenberg received Master of Business Administration from the University of Colorado in Boulder in 1976 and a Bachelor's Degree in Finance also from the University of Colorado in 1974. He has served as the president of the
                                       Colorado Springs chapter of the National
                                       Kidney Foundation and as treasurer of the Chamber of Commerce in Fountain, Colorado.

* Mr. Overturf and Dr. Nacht may be deemed interested persons as that term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of their being officers as well as directors of the Fund.

The Fund Statement of Additional Information includes additional information about Fund directors and is available by calling the Fund's phone number, at 719-593-2111.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available calling the Fund phone number, (719-593-2111.

The Fund has adopted a code of ethics applicable to its principal executive officer and principal financial officer. A copy of this code is available by calling the Fund phone number, (719)593-2111.

Combined Penny Stock Fund, Inc
6180 Lehman Drive, Suite 103
Colorado Springs, CO 80918
Phone:  (719) 593-2111
Fax:  (719) 593-2342

Board of Directors
John R. Overturf
A. Leonard Nacht
Jeffrey J. Kormos
Rolf L. Lichtenberg

Officers
John R Overturf, President
A. Leonard Nacht, Secretary